Organization and business overview (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of company and subsidiaries

Name	Date of incorporation	Percentage of direct or indirect interests	Place of incorporation	Principal activities
Cuprina Holdings (Cayman) Limited	September 22, 2023	100%	Cayman Island	Holding business

Cuprina Holdings (BVI) Limited	October 3, 2023	100%	British Virgin Islands	Holding business

Cuprina Pte. Ltd.	August 28, 2019	100%	Singapore	Manufacture, distribution, and supply of medical devices

Cuprina United States Inc.	April 6, 2022	100%	United States	Holding business

Cuprina Malaysia Sdn. Bhd.	March 29, 2022	100%	Malaysia	Manufacture, distribution, and supply of medical devices

Cuprina (Beijing) Biotechnology Co., Ltd.	July 26, 2022	100%	China	Manufacture, distribution, and supply of medical devices

Cuprina Hong Kong Limited	May 17, 2022	100%	Hong Kong	Manufacture, distribution, and supply of medical devices